Quarterly Holdings Report
for
Fidelity Simplicity RMD 2015 Fund℠
October 31, 2023
RW36-NPRT1-1223
1.858599.117
Domestic Equity Funds - 17.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	12,358	122,223
Fidelity Series Blue Chip Growth Fund (a)	25,504	337,424
Fidelity Series Commodity Strategy Fund (a)	1,499	149,121
Fidelity Series Growth Company Fund (a)	36,939	629,804
Fidelity Series Intrinsic Opportunities Fund (a)	13,212	125,914
Fidelity Series Large Cap Stock Fund (a)	33,414	591,759
Fidelity Series Large Cap Value Index Fund (a)	13,766	186,115
Fidelity Series Opportunistic Insights Fund (a)	22,285	375,499
Fidelity Series Small Cap Core Fund (a)	123	1,144
Fidelity Series Small Cap Discovery Fund (a)	5,426	54,150
Fidelity Series Small Cap Opportunities Fund (a)	15,532	180,170
Fidelity Series Stock Selector Large Cap Value Fund (a)	34,294	414,953
Fidelity Series Value Discovery Fund (a)	25,962	371,258
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,340,461)		3,539,534

International Equity Funds - 19.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	17,909	235,856
Fidelity Series Emerging Markets Fund (a)	36,026	278,119
Fidelity Series Emerging Markets Opportunities Fund (a)	70,280	1,113,229
Fidelity Series International Growth Fund (a)	45,577	674,547
Fidelity Series International Small Cap Fund (a)	20,440	296,783
Fidelity Series International Value Fund (a)	63,142	671,833
Fidelity Series Overseas Fund (a)	59,622	674,917
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,918,357)		3,945,284

Bond Funds - 58.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	169,267	1,609,730
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	165,975	1,211,615
Fidelity Series Emerging Markets Debt Fund (a)	14,581	102,794
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,792	34,280
Fidelity Series Floating Rate High Income Fund (a)	2,226	19,925
Fidelity Series High Income Fund (a)	13,629	107,671
Fidelity Series International Credit Fund (a)	571	4,302
Fidelity Series International Developed Markets Bond Index Fund (a)	94,981	792,142
Fidelity Series Investment Grade Bond Fund (a)	731,073	6,835,535
Fidelity Series Long-Term Treasury Bond Index Fund (a)	182,986	913,101
Fidelity Series Real Estate Income Fund (a)	2,368	21,426
TOTAL BOND FUNDS (Cost $13,883,375)		11,652,521

Short-Term Funds - 3.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	564,332	564,332
Fidelity Series Short-Term Credit Fund (a)	13,135	126,494
TOTAL SHORT-TERM FUNDS (Cost $693,053)		690,826

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,835,246)	19,828,165
NET OTHER ASSETS (LIABILITIES) - 0.0%	(482)
NET ASSETS - 100.0%	19,827,683

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,754,493	47,587	197,637	3	(5,486)	10,773	1,609,730
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,403,066	37,857	128,075	1,162	(22,823)	(78,410)	1,211,615
Fidelity Series All-Sector Equity Fund	140,072	3,974	11,588	-	(517)	(9,718)	122,223
Fidelity Series Blue Chip Growth Fund	387,380	11,343	23,180	1,194	(121)	(37,998)	337,424
Fidelity Series Canada Fund	271,760	8,008	16,639	-	2,657	(29,930)	235,856
Fidelity Series Commodity Strategy Fund	169,211	8,128	22,639	3,680	(2,412)	(3,167)	149,121
Fidelity Series Emerging Markets Debt Fund	115,939	5,374	11,181	1,782	(2,769)	(4,569)	102,794
Fidelity Series Emerging Markets Debt Local Currency Fund	39,471	1,008	3,708	-	(427)	(2,064)	34,280
Fidelity Series Emerging Markets Fund	294,538	61,492	39,953	-	(3,192)	(34,766)	278,119
Fidelity Series Emerging Markets Opportunities Fund	1,282,993	170,938	178,500	-	(18,255)	(143,947)	1,113,229
Fidelity Series Floating Rate High Income Fund	22,527	1,106	3,612	514	44	(140)	19,925
Fidelity Series Government Money Market Fund 5.41%	948,979	31,396	416,043	11,268	-	-	564,332
Fidelity Series Growth Company Fund	721,414	32,582	50,631	-	3,429	(76,990)	629,804
Fidelity Series High Income Fund	121,117	5,017	13,281	1,814	(2,035)	(3,147)	107,671
Fidelity Series International Credit Fund	4,356	42	-	42	-	(96)	4,302
Fidelity Series International Developed Markets Bond Index Fund	884,599	28,674	102,911	1,981	(11,485)	(6,735)	792,142
Fidelity Series International Growth Fund	772,323	33,751	47,551	-	(3,241)	(80,735)	674,547
Fidelity Series International Small Cap Fund	214,488	125,937	16,900	-	(2,020)	(24,722)	296,783
Fidelity Series International Value Fund	777,066	30,642	82,426	-	3,743	(57,192)	671,833
Fidelity Series Intrinsic Opportunities Fund	144,024	33,812	13,529	26,999	(2,722)	(35,671)	125,914
Fidelity Series Investment Grade Bond Fund	7,508,282	381,216	625,413	76,177	(53,950)	(374,600)	6,835,535
Fidelity Series Large Cap Stock Fund	678,138	41,547	57,378	15,288	1,814	(72,362)	591,759
Fidelity Series Large Cap Value Index Fund	212,109	10,014	15,583	-	1,215	(21,640)	186,115
Fidelity Series Long-Term Treasury Bond Index Fund	971,051	139,949	44,725	8,121	(8,979)	(144,195)	913,101
Fidelity Series Opportunistic Insights Fund	429,898	11,344	43,403	-	(2,597)	(19,743)	375,499
Fidelity Series Overseas Fund	773,447	39,919	54,170	-	(887)	(83,392)	674,917
Fidelity Series Real Estate Income Fund	30,434	1,386	8,633	531	(946)	(815)	21,426
Fidelity Series Short-Term Credit Fund	135,521	6,034	14,800	977	(323)	62	126,494
Fidelity Series Small Cap Core Fund	1,712	-	355	-	3	(216)	1,144
Fidelity Series Small Cap Discovery Fund	61,904	5,137	4,672	-	(291)	(7,928)	54,150
Fidelity Series Small Cap Opportunities Fund	206,570	17,387	15,197	938	(1,634)	(26,956)	180,170
Fidelity Series Stock Selector Large Cap Value Fund	472,070	22,666	45,439	-	(859)	(33,485)	414,953
Fidelity Series Value Discovery Fund	423,083	20,617	44,426	-	218	(28,234)	371,258
	22,374,035	1,375,884	2,354,178	152,471	(134,848)	(1,432,728)	19,828,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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